Intangibles and goodwill - Estimated future amortization expense (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Intangibles and goodwill
2020	$ 3,053
2021	2,755
2022	2,755
2023	2,755
2024	2,762
2025 and thereafter	$ 2,777